GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended													6 Months Ended		12 Months Ended
	Mar. 01, 2024 USD ($)	Aug. 26, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jul. 17, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 21, 2022 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares	Aug. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Operating loss															$ (10,188)	$ (14,697)
Number of shares issue | shares																		5,096,760	5,079,313
Ordinary shares, par value | ₪ / shares																		₪ 0.2	₪ 0.2
Aggregate offering price	$ 200,000												$ 50,000
Aggregate offering price subsequently reduced													$ 19,500
Issuance of a subsidiary ordinary shares to the Company																0
Issuance of a subsidiary preferred shares to non-controlling interests																9,523
Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										67.00%
Finally Foods
Disclosure of detailed information about business combination [line items]
Number of ordinary shares sold																				40.00%
At Market Offering ATM
Disclosure of detailed information about business combination [line items]
Number of shares issue | shares				10,000		320			2,851			72,683		380,359					72,022
Cash inflow from issuing shares				$ 85		$ 3			$ 22								$ 695
Ordinary shares, par value | $ / shares												$ 36.4		$ 73.6
Proceeds from issuing shares												$ 2,600		$ 28,000
Aggregate offering price					$ 7,300
Aggregate offering price subsequently reduced		$ 4,500
Selling price | $ / shares				$ 8.5		$ 10			$ 7.7								$ 9.6
Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Cash investment										$ 10,000
Amount Of Investment In Financing Round										$ 20,000
Proportion of ownership interest in subsidiary										20.00%
Amount of convertible loans to ordinary shares										$ 10,000
Casterra Ag Ltd
Disclosure of detailed information about business combination [line items]
Expected future sales to supply castor seeds								$ 9,100
Expected additional future sales to supply castor seeds			$ 440					$ 2,200
Share premium and other capital reserves
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary ordinary shares to the Company																(809)
Issuance of a subsidiary preferred shares to non-controlling interests																(238)
Share premium and other capital reserves | Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests										238
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary ordinary shares to the Company																809
Issuance of a subsidiary preferred shares to non-controlling interests																$ 9,761
Non-controlling Interests | Shanghai Healthcare Capital | Biomica | Definitive Agreement
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary ordinary shares to the Company										809
Issuance of a subsidiary preferred shares to non-controlling interests										$ 9,761
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Cash inflow from issuing shares							$ 8,500
Number of ordinary shares sold | shares							850,000
Purchase price per share | $ / shares							$ 10
Lavie Bio Ltd.
Disclosure of detailed information about business combination [line items]
Cash investment																				$ 10,000
Number of ordinary shares sold																				27.84%
Lavie Bio Ltd. | ICL Group
Disclosure of detailed information about business combination [line items]
Amount of investment under collaboration agreement											$ 10,000